Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable
Trade accounts receivable	$ 4,649	$ 3,645
Allowance for credit losses	(380)	(50)
Accounts receivable from shareholders	8,107
Accounts receivable from other related parties	549	223
Accounts receivable from underwriters, promoters, and employees	7
Other accounts receivable	12	7
Total accounts receivable, net of allowance for credit losses	$ 12,944	$ 3,825